INVENTORY (Tables)	6 Months Ended
Jun. 30, 2012
INVENTORY [Abstract]
Schedule of the Significant Components of Inventory

	2012	2011
	(Unaudited)
Bulk product and raw materials	$1,767,949	$1,600,032
Work in process	152,542	-
Merchandise inventory	180,944	375,810
Inventory in transit	266,489	198,942
	$2,367,924	$2,174,784